11A CONVERTIBLE NOTES	9 Months Ended
Sep. 30, 2017
Convertible Notes
CONVERTIBLE NOTES

On March 7, 2017, we completed the sale and issuance of 8% Convertible Unsecured Promissory Notes (the “2017 Notes”) for aggregate proceeds to us of $1,250,000 from four accredited investors, including one of the Company's directors, Dhruwa N. Rai. The 2017 Notes were issued pursuant to Securities Purchase Agreements between the Company and each investor. The 2017 Notes bear interest at 8% per annum until maturity in March 2020, with interest being paid annually on the first, second and third anniversaries of the issuance of the 2017 Notes beginning in March 2018. From and after an event of default and for so long as the event of default is continuing, the 2017 Notes will bear default interest at the rate of 10% per annum. The 2017 Notes can be prepaid by us at any time without penalty.

The 2017 Notes are convertible into shares of our common stock at a conversion price of (i) in the event that any registration statement for the public offering of common stock filed by the Company with the Securities and Exchange Commission (the “SEC”) in connection with an uplisting to a national stock exchange is declared effective by the SEC on or prior to December 31, 2017, such price per share that is equal to 68% of the price per share of common stock offered and sold pursuant to such registration statement, or (ii) if no such registration statement is declared effective by December 31, 2017, such price per share that is equal to the weighted average closing price per share of the Company's common stock for the 20 trading days immediately preceding December 31, 2017, subject to adjustment under certain circumstances. The 2017 Notes rank junior to our secured credit facility with Sterling National Bank. The 2017 Notes also include certain negative covenants including, without the investors' approval, restrictions on dividends and other restricted payments and reclassification of its stock.